COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
10.  COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company discloses material loss contingencies deemed to be reasonably possible and accrues for loss contingencies when, in consultation with the Company’s legal advisors, the Company concludes that a loss is probably and reasonably estimable.  Except as otherwise indicated, the possible losses relating to the matters described below are not reasonably estimable. The ability to predict the ultimate outcome of such matters involves judgments, estimates and inherent uncertainties. The actual outcome of such matters could differ materially from management’s estimates.

18.  COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company does not own any real estate or other physical properties materially important to our operations. In November 2010, the Company relocated corporate headquarters to Irvine, California, where the Company rents approximately 5,800 square feet of office space with initial monthly installments of $8,800 with annual adjustments over the lease term. The Company also rents approximately 3,800 square feet of warehouse space in Irvine California with initial monthly installments of $4,600 with annual adjustments over the lease term.

In January 2010, previous management temporarily relocated corporate headquarters to 5 Caufield Place, Suite 102, Newtown, PA 18940 (the CEO and CFO at the time were based in Pennsylvania), where they entered into a sublease on December 31, 2009 for approximately 5,700 square feet of office space.  Effective in June 2010, the Company took a charge of $371 thousand for the remaining lease payments of the Newtown property, and at the time assumed there would be no sub-subtenant income to offset this cost, given the soft local commercial real estate rental market.  However, in November 2010, the Company entered into a sub-sublease, to take over the space in Newtown, PA, where the sub-subtenant agreed to sub-sublease the space through the remaining term of our sub-lease or through to April 30, 2013, paying  $8,225 per month starting in January 2011 with annual adjustments over the lease term. As a result of this sub-sublease arrangement, the Company adjusted its charge taken in the second quarter of 2010 by reducing it $219 thousand for the present value of the sub-subrental income to be received through to the end of this sublease.

The Company also vacated approximate 4,000 square feet of office space at our former headquarters located in Temecula, California on December 31, 2010, which was the termination date in our lease.  During 2010, the Company paid $11,576 per month in rent for the temporary Pennsylvania corporate headquarters through to June 2010, paid $9,757 per month in rent for our former Temecula office space through to the termination of the lease at December 31, 2010, and paid $0 cash for rent of our Irvine, CA corporate headquarter space.  The Company is recognizing rent expense on a straight line basis with the difference between rent expense and the cash paid recorded to deferred rent.

During the years ended December 31, 2011 and 2010, the Company recorded total rent expense of $104 thousand and $323 thousand, respectively.

The following table summarizes operating obligations, net of sublease commitments, as of December 31, 2011:

	Operating lease payments	Sub-lease income	Net lease Payments
Years ending December 31,
2012	$302,613	(104,364)	198,249
2013	305,869	(64,190)	241,679
2014	46,305	—	46,305
Total minimum lease payments	$654,787	(168,554)	486,233

Contingent Tax Liability

In the process of preparing the Company’s federal tax returns for prior years, the Company’s management found there had been errors in reporting income to the recipients and the respective taxing authorities, related to stock grants made to those certain employees and consultant recipients.  In addition, the Company determined that required tax withholding relating to these stock grants had not been made, reported or remitted, as required in fiscal years 2006 and 2007. Due to the Company’s failure to properly report this income and withhold/remit required amounts, the Company may be held liable for the amounts that should have been withheld plus related penalties and interest.  The Company had estimated its contingent liability based on the estimated required federal and state withholding amounts, the employee and employer portion of social security taxes as well as the possible penalties and interest associated with the error.

During the quarter ended June 30, 2011, the Company reduced the tax contingent liability by $223 thousand as the Company determined that it is improbable that it could be held liable for this amount owed related to the 2006 and 2007 tax years, which resulted in a $223 thousand gain recorded as other income. The Company had also previously agreed to set aside restricted cash in an escrow account for satisfying any potential liability. The Company had the $223 thousand of restricted cash released from the escrow account and as of December 31, 2011, the contingent tax liability was $0, reflecting that the Company no longer expects to have any liability for the taxes not withheld.

Legal Proceedings

Leve Matter

On October 15, 2001, Jeffrey A. Leve and Jeffrey Leve Family Partnership, L.P. filed a lawsuit against our company, Sunshine Wireless, LLC (“Sunshine”), and four other defendants affiliated with Winstar Communications, Inc. (“Winstar”). This lawsuit alleged that the Winstar defendants conspired to commit fraud and breached their fiduciary duty to the plaintiffs in connection with the acquisition of the plaintiff's radio production and distribution business.  The complaint further alleged that the Company and Sunshine joined the alleged conspiracy.  On February 25, 2003, the case against the Company and Sunshine was dismissed.  However, on October 19, 2004, Jeffrey A. Leve and Jeffrey Leve Family Partnership, L.P. exercised their right to appeal.  On June 1, 2005, the United States Court of Appeals for the Second Circuit affirmed the February 25, 2003 judgment of the district court dismissing the claims against the Company.

On July 28, 2005, Jeffrey A. Leve and Jeffrey Leve Family Partnership, L.P. filed another lawsuit against the Company, Sunshine and four other defendants affiliated with Winstar.  That lawsuit attempted to collect a federal default judgment of $6.5 million entered against two entities, Winstar Radio Networks, LLC and Winstar Global Media, Inc., by attempting to enforce the judgment against our company and others under the doctrine of  de facto  merger.  The action was tried before a Los Angeles County Superior Court judge, without a jury, in 2008.  On August 5, 2009, the Superior Court issued a statement of decision in our favor, and on October 8, 2009, the Superior Court entered judgment in our favor, and judged plaintiffs’ responsible for $2,708 of our court costs.  On November 6, 2009, the plaintiffs filed a notice of appeal in the Superior Court of the State of California, County of Los Angeles Central District.  On June 15, 2011, the Court of Appeal of the State of California, Second Appellate District ruled in our favor affirming the trial court’s defense judgment. The plaintiffs then filed a petition for review with the California Supreme Court.  On August 31, 2011, the California Supreme court denied the plaintiff's petition for review. The Court of Appeal issued remittitur on September 8, 2011, confirming that the Court of Appeal ruling affirming the defense judgment had become final. Accordingly, we believe the lawsuit against the Company is successfully concluded with no liability against the Company.

Ault Glazer Matter

On December 30, 2010, the Company entered into a Settlement Agreement, dated as of December 27, 2010 (the “Agreement”), with the parties to the Agreement other than the Company being Ault Glazer Capital Partners, LLC (“AGCP”), Zealous Asset Management, LLC (“ZAM”) and certain of its affiliates, Milton “Todd” Ault III and a creditor (and such creditor’s affiliate) to AGCP, who also is a shareholder of the Company (the “AGCP Creditor”).  The former relationship of Mr. Ault and AGCP to the Company has been previously disclosed in the Company’s public filings.  The Agreement related to (i) our  previously disclosed Amendment and Early Conversion agreement, dated September 5, 2008 (the “Note Agreement”), between the Company and AGCP and the related and previously disclosed Secured Convertible Promissory Note dated on or about August 10, 2008 (the “Note”) and a related and previously disclosed Advancement Agreement between the same parties dated September 12, 2008 (together with the Note and Note Agreement, the “Note Documents”); under the Note Documents, there was an original principal balance of $2,530,558.40 and Note Documents provided, subject to certain conditions, that the entire principal balance owing under the Note would be converted into 1,300,000 shares of our common stock and other consideration; all but 500,000 of which shares of our common stock (such 500,000 shares, the “Shares”), were previously delivered to AGCP, (ii) a judgment obtained against AGCP by AGCP Creditor in a separate lawsuit, which lawsuit is completely unrelated to the Company, with respect to which, as the Company previously disclosed, AGCP Creditor procured a Writ of Execution from the United States District Court, Central District of California, (the “Writ”) and a Notice of Levy (the “Levy”) to levy upon the Company against all stock of the Company that the Company owed to AGCP; and (iii) a previously disclosed case currently pending before the Superior Court of California, County of Orange, Central Justice Center, entitled “Zealous Asset Management, LLC v. Patient Safety Technologies, et. al”, Case No. 00424948 (the “Action”) concerning, among other things, the Note Documents, as well as 2,600 shares of our Series A Preferred Stock (the “Series A Preferred”) and certain dividends thereon.

In broad terms the Agreement provided that the Company delivers to AGCP Creditor the Shares that, as the Company has previously disclosed, it conditionally owed to AGCP, and AGCP dismissed the Action against the Company upon receiving the Shares, AGCP Creditor terminated the Writ and Levy and agreed that its judgment against AGCP was satisfied.  In addition, the Note Documents and the liabilities thereunder were deemed satisfied and extinguished. The Company was carrying a liability on its books in connection with the Note Documents of approximately $1.42 million and the fair value of the (500 thousand common) Shares issued was less than the carrying value of such liability, the Company recorded a non-cash gain on the extinguishment of debt totaling $893 thousand in the fourth quarter of 2010.  Generally, the material terms of the Agreement became effective after the Company delivered the Shares to the AGCP Creditor, and made a cash payment of $16 thousand to AGCP’s counsel on December 31, 2010.  Shortly after December 28, 2010, AGCP dismissed the causes of action in the Action related to the Note Documents, and granted certain releases and covenants not to sue the Company. In addition, there were causes of action in the Action relating to some Series A Preferred shares owned by AGCP that were dismissed after the Company interpleaded a total of $22.8 thousand of dividends. The Agreement also contained a provision pertaining to the interpleading of future dividends on these Series A Preferred shares, which the Company plans to follow when such dividends become payable.  Accordingly, the terms of the Agreement have become fully effective.

The Company may at times be involved in litigation in the ordinary course of business.  The Company will also, from time to time, when appropriate in management’s estimation, record adequate reserves in the Company’s financial statements for pending litigation. There are no other pending material legal proceedings to which the Company is a party or to which any of its property is subject.

Steve Kane Separation agreement

In connection with Mr. Kane’s resignation as a Director, President and Chief Executive Officer, effective as of the Closing Date, we entered into a Separation Agreement and Mutual General Release with Steven Kane.  For additional information see Note 16 to our Consolidated Financial Statements, appearing elsewhere in this prospectus.